Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2015
Deferred Acquisition Costs
(10)	Deferred Acquisition Costs

DAC at December 31 and the changes in the balance for the years then ended are as follows:

	2015	2014	2013
Balance, beginning of year	$4,362,771	4,820,215	2,603,307
Capitalization	911,425	1,349,236	812,006
Interest	181,239	177,754	186,157
Amortization	(1,331,923)	(853,904)	(1,204,862)
Change in shadow DAC	2,159,724	(1,130,530)	2,423,607

Balance, end of year	$6,283,236	4,362,771	4,820,215

The Company reviews its best estimate assumptions each year and records “unlocking” as appropriate. These reviews are based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The reviews include all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during 2015, 2014, and 2013 is as follows:

	2015	2014	2013
Assets:
DAC	$(109,797)	(5,294)	(82,082)
DSI	(32,400)	(8,673)	(20,860)
VOBA	(180)	(120)	116
Reinsurance Recoverables and Receivables	5,471	117	57

Total decrease in assets	(136,906)	(13,970)	(102,769)
Liabilities:
Account balances and future policy benefit reserves	(154,064)	(38,177)	(224,023)
Unearned premiums	(48,369)	(1,968)	2,445

Total decrease in liabilities	(202,433)	(40,145)	(221,578)

Net increase	65,527	26,175	118,809
Deferred income tax expense	22,934	9,161	41,583

Net increase	$42,593	17,014	77,226